Bank short term debt (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate on short-term borrowings, minimum	3.146%	3.15%	2.946%
Interest rate on short-term borrowings, maximum	3.30%	3.166%	3.175%